INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2022
INTANGIBLE ASSETS, NET
Schedule of intangible assets, net

	As of December 31,
	2021	2022
	RMB	RMB
BCA	427,010	2,235,457
NCC	531,579	580,678
Trademark and Domain name	340,053	340,053
Technology	96,000	96,000
Less: Accumulated amortization	(1,062,325)	(1,586,868)
Intangible assets, net	332,317	1,665,320

Schedule of estimated amortization expense relating to the existing intangible assets with finite lives for each of the next five years

Future Amortization Expense
RMB
For the years ending December 31,
2023	446,324
2024	396,119
2025	396,112
2026	363,825
2027 and thereafter	62,940
Total	1,665,320